BARON
FUNDS®
BARON WEALTHBUILDER FUND
Supplement to the Prospectus, Summary Prospectus
and Statement of Additional Information dated April 26, 2024
Effective September 1, 2024, the Prospectus, the Summary Prospectus and the Statement of Additional Information dated April 26, 2024 of the Baron WealthBuilder Fund® (the “Fund”) is modified as follows:
All references to “Baron New Asia Fund” in the Prospectus, the Summary Prospectus and the Statement of Additional Information are changed to “Baron India Fund.”
On page 14 of the Prospectus, the paragraph under “Additional Investment Strategies,” which reads: “Baron New Asia Fund may invest up to 20% of its total assets directly in the securities of U.S. issuers. In addition, the Fund may invest without limitation in the securities of non‑U.S. issuers in U.S. denominated form known as American Depository Receipts, Global Depository Receipts and other types of depository receipts with respect to issuers located in Asia.” is hereby deleted and replaced with the following paragraph:
“Baron India Fund may invest up to 20% of its total assets directly in the securities of U.S. issuers. In addition, the Fund may invest without limitation in the securities of non‑U.S. issuers in U.S. denominated form known as American Depository Receipts, Global Depository Receipts and other types of depository receipts with respect to issuers located in India.”
On page 5 of the Statement of Additional Information, the paragraph under “Non‑U.S. Securities.” which reads: “Baron New Asia Fund may invest up to 20% of its total assets directly in the securities of U.S. issuers. In addition, Baron New Asia Fund may invest without limitation in the securities of non‑U.S. issuers in ADRs, GDRs and other types of depository receipts with respect to issuers located in Asia.” is hereby deleted and replaced with the following paragraph:
“Baron India Fund may invest up to 20% of its total assets directly in the securities of U.S. issuers. In addition, Baron India Fund may invest without limitation in the securities of non‑U.S. issuers in ADRs, GDRs and other types of depository receipts with respect to issuers located in India.”
This information supplements the Prospectus and the Statement of Additional Information dated April 26, 2024. This Supplement and the Prospectus constitute a current prospectus. This Supplement and the Statement of Additional Information constitute a current statement of additional information. To request another copy of the Prospectus and Statement of Additional Information, please call 1‑800‑992‑2766 or visit our website at www.BaronFunds.com.
STICKER-STATPROWEALTH 07/03/2024

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